Goodwill and Intangible Assets (Schedule of Future Amortization Expense, Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2014	$ 35.4
Fiscal 2015	35.4
Fiscal 2016	35.3
Fiscal 2017	33.9
Fiscal 2018	$ 25.2